February 17, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management
100 F Street, NE
Washington, DC 20549

Attention: Mr. Asen Parachkevov

Re:	NorthStar Real Estate Capital Income Fund-T
(the “Trust”) (File Nos. 333-209380; 811-23133)

Dear Mr. Parachkevov,

On behalf of the Trust, we transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940 (the “1940 Act”), each as amended, a Post-Effective Amendment No. 3 and an Amendment No. 4, respectively (the “Registration Statement”), to the Trust’s Prior Registration Statement (as defined below) on Form N-2.

In order to expedite a declaration of effectiveness of the Registration Statement, the Trust respectfully requests that the Division of Investment Management (the “Division”) conduct a partial, or limited, review of the Registration Statement to include only (1) narrative material that is underscored or otherwise marked to indicate textual changes and (2) areas in which recent developments suggest that changes in prospectus disclosure are likely to be necessary. In accordance with Securities and Exchange Commission Release No. 33-6510 (February 15, 1984) (the “Release”), which permits the Division the discretion to conduct such a limited review, the Trust respectfully submits this request for limited review based on the fact that the disclosure in the Registration Statement is substantially similar to disclosure in the prior Registration Statement (File Nos. 333-209380 and 811-23133) filed for the Trust, which the Division has reviewed and which was declared effective on January 5, 2017 (approximately one and a half months ago) (the “Prior Registration Statement”). The Trust’s shares have not yet been sold to the public.

The Trust’s primary investment objectives are to generate attractive and consistent income through cash distributions and preserve and protect shareholders’ capital, with a secondary objective of capital appreciation. To pursue its investment objective, the Trust will invest substantially all of its assets in NorthStar Real Estate Capital Income Master Fund (the “Master Fund”), a separate, non-diversified, closed-end management investment company that is registered under the 1940 Act, with the same investment objectives as the Trust. The Master Fund intends to invest primarily in a diversified portfolio of real estate and real-estate-related investments, which, under normal circumstances, will represent at least 80% of the Master Fund’s net assets (plus the amount of leverage for investment purposes), including: (i) commercial real estate (“CRE”) debt, including first mortgage loans, subordinate mortgage and mezzanine loans, participations in such loans and preferred equity interests; (ii) CRE equity investments, including (a) direct investments in CRE and (b) indirect ownership in CRE through private equity real estate investments and other joint ventures; and (iii) CRE securities, such as commercial mortgage-backed securities, unsecured debt of publicly-traded real estate investment trusts and collateralized debt obligation notes. The investment objectives and investment strategies of the Trust and the Master Fund have not changed since the Prior Registration Statement. The following is provided to assist the Division in its review of the Registration Statement.

I.	Material Changes from Recent Filings

All material changes from the Prior Registration Statement relate to the fact that (i) the Trust commenced operations as a registered investment company on May 6, 2016; (ii) NorthStar Asset Management Group, Inc., NorthStar Realty Finance Corp and Colony Capital, Inc. merged into Colony NorthStar, Inc. (“Colony NorthStar”) through a series of mergers (the “Mergers”); (iii) following the Mergers, the investment adviser was re-domiciled in Delaware as a limited liability company and was renamed CNI RECF Advisors, LLC (formerly NSAM B-RECF Ltd.) (the “Advisor”); (iv) the Advisor no longer engages NSAM US-RECF LLC to serve as co-adviser to the Trust and Master Fund; (v) the base management fee and the incentive fee, to which the Advisor is entitled, have changed; and (vi) the Trust added the section titled “Appendix A.”

The following sections of the Registration Statement are substantially similar to their counterparts in the Prior Registration Statement:

FINANCIAL HIGHLIGHTS;

THE TRUST AND THE MASTER FUND;

USE OF PROCEEDS;

DETERMINATION OF NET ASSET VALUE;

SHARE REPURCHASE PROGRAM;

LIQUIDITY STRATEGY;

DESCRIPTION OF CAPITAL STRUCTURE;

REGULATION;

U.S. FEDERAL INCOME TAX CONSIDERATIONS;

ERISA CONSIDERATIONS;

INVESTOR SUITABILITY;

DISTRIBUTION REINVESTMENT PLAN;

BROKERAGE ALLOCATION AND OTHER PRACTICES;

FISCAL YEAR; REPORTS;

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM;

ADMINISTRATOR AND ACCOUNTING AGENT;

CUSTODIAN, TRANSFER AND DISTRIBUTION PAYING AGENT AND REGISTRAR;

LEGAL MATTERS;

AVAILABLE INFORMATION;

PRIVACY NOTICE; and

INQUIRIES.

II.	Problem Areas Warranting Special Attention

The Trust respectfully submits that there are no problem areas warranting special attention.

III.	Investment Techniques, Products or Methods of Distribution

The Trust respectfully submits that there are no new investment techniques, products or methods of distribution with respect to the Trust’s offering.

The Trust would appreciate receiving any comments on the Registration Statement at your earliest convenience and in any case within thirty days of the date of filing of the Registration Statement.

Any questions or communications concerning the enclosed materials should be directed to Clifford R. Cone at (212) 878-3180 or Jefferey D. LeMaster at (212) 878-3206.

Very truly yours,

/s/ Clifford Chance US LLP

CLIFFORD CHANCE US LLP